UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Lifestyle Blend Aggressive Portfolio
  John Hancock Lifestyle Blend Balanced Portfolio
  John Hancock Lifestyle Blend Conservative Portfolio
  John Hancock Lifestyle Blend Growth Portfolio
  John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class 1/JIIOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$16	0.31%
Fund Statistics
Fund net assets	$738,633,519
Total number of portfolio holdings	28
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	63.0%
Equity	62.0%
Fixed income	1.0%
Unaffiliated investment companies	36.4%
Equity	35.7%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4042SA-1

2/26

4/26

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class A/JABQX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$35	0.66%
Fund Statistics
Fund net assets	$738,633,519
Total number of portfolio holdings	28
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	63.0%
Equity	62.0%
Fixed income	1.0%
Unaffiliated investment companies	36.4%
Equity	35.7%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4042SA-A

2/26

4/26

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class R6/JIIRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$14	0.26%
Fund Statistics
Fund net assets	$738,633,519
Total number of portfolio holdings	28
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	63.0%
Equity	62.0%
Fixed income	1.0%
Unaffiliated investment companies	36.4%
Equity	35.7%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4042SA-R6

2/26

4/26

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class 1/JLGOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$17	0.33%
Fund Statistics
Fund net assets	$1,492,638,552
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.0%
Equity	49.8%
Fixed income	9.2%
Unaffiliated investment companies	38.5%
Equity	32.2%
Fixed income	5.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4052SA-1
2/26
4/26
John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class A/JABPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$36	0.69%
Fund Statistics
Fund net assets	$1,492,638,552
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.0%
Equity	49.8%
Fixed income	9.2%
Unaffiliated investment companies	38.5%
Equity	32.2%
Fixed income	5.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4052SA-A
2/26
4/26
John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class R6/JLGSX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$15	0.28%
Fund Statistics
Fund net assets	$1,492,638,552
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.0%
Equity	49.8%
Fixed income	9.2%
Unaffiliated investment companies	38.5%
Equity	32.2%
Fixed income	5.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4052SA-R6

2/26

4/26

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class 1/JIBOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$19	0.36%
Fund Statistics
Fund net assets	$1,486,512,212
Total number of portfolio holdings	36
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.5%
Equity	37.3%
Fixed income	19.2%
Unaffiliated investment companies	38.7%
Equity	25.4%
Fixed income	12.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4062SA-1

2/26

4/26

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class A/JABMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$37	0.71%
Fund Statistics
Fund net assets	$1,486,512,212
Total number of portfolio holdings	36
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.5%
Equity	37.3%
Fixed income	19.2%
Unaffiliated investment companies	38.7%
Equity	25.4%
Fixed income	12.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4062SA-A

2/26

4/26

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class R6/JIBRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$16	0.31%
Fund Statistics
Fund net assets	$1,486,512,212
Total number of portfolio holdings	36
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.5%
Equity	37.3%
Fixed income	19.2%
Unaffiliated investment companies	38.7%
Equity	25.4%
Fixed income	12.6%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4062SA-R6

2/26

4/26

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class 1/JLMOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$21	0.41%
Fund Statistics
Fund net assets	$500,954,065
Total number of portfolio holdings	36
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.3%
Fixed income	29.8%
Equity	22.5%
Unaffiliated investment companies	41.3%
Fixed income	20.8%
Equity	19.8%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4072SA-1

2/26

4/26

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class A/JABKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$39	0.76%
Fund Statistics
Fund net assets	$500,954,065
Total number of portfolio holdings	36
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.3%
Fixed income	29.8%
Equity	22.5%
Unaffiliated investment companies	41.3%
Fixed income	20.8%
Equity	19.8%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4072SA-A

2/26

4/26

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class R6/JLMRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$18	0.36%
Fund Statistics
Fund net assets	$500,954,065
Total number of portfolio holdings	36
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.3%
Fixed income	29.8%
Equity	22.5%
Unaffiliated investment companies	41.3%
Fixed income	20.8%
Equity	19.8%
Alternative and specialty	0.7%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4072SA-R6

2/26

4/26

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class 1/JLCGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$22	0.43%
Fund Statistics
Fund net assets	$378,138,245
Total number of portfolio holdings	26
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.4%
Fixed income	39.9%
Equity	9.5%
Unaffiliated investment companies	40.8%
Fixed income	28.2%
Equity	12.6%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4082SA-1

2/26

4/26

John Hancock Lifestyle Blend Conservative Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class A/JABJX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$40	0.79%
Fund Statistics
Fund net assets	$378,138,245
Total number of portfolio holdings	26
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.4%
Fixed income	39.9%
Equity	9.5%
Unaffiliated investment companies	40.8%
Fixed income	28.2%
Equity	12.6%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4082SA-A

2/26

4/26

John Hancock Lifestyle Blend Conservative Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class R6/JLCSX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$20	0.39%
Fund Statistics
Fund net assets	$378,138,245
Total number of portfolio holdings	26
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.4%
Fixed income	39.9%
Equity	9.5%
Unaffiliated investment companies	40.8%
Fixed income	28.2%
Equity	12.6%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244537

4082SA-R6

2/26

4/26

John Hancock Lifestyle Blend Conservative Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Lifestyle Blend Aggressive Portfolio

  John Hancock Lifestyle Blend Balanced Portfolio

  John Hancock Lifestyle Blend Conservative Portfolio

  John Hancock Lifestyle Blend Growth Portfolio

  John Hancock Lifestyle Blend Moderate Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Lifestyle Blend Portfolios
Asset allocation
February 28, 2026

John Hancock
Lifestyle Blend Portfolios

2	Portfolios’ investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
26	Shareholder meeting
1	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 63.0%
Equity - 62.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,308,613	$210,952,687
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,220,653	246,889,854
Fixed income - 1.0%
Bond, Class NAV, JHSB (MIM US) (B)	143,074	1,985,866
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	462,057	3,825,832
High Yield, Class NAV, JHBT (MIM US) (B)	625,246	1,906,999

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $345,402,867)		$465,561,238
UNAFFILIATED INVESTMENT COMPANIES - 36.4%
Equity - 35.7%
Fidelity Mid Cap Index Fund	2,241,385	88,579,515
Fidelity Small Cap Index Fund	1,344,399	44,163,518
iShares Global Infrastructure ETF	34,844	2,417,128
iShares MSCI Global Min Vol Factor ETF	26,076	3,264,715
Vanguard Dividend Appreciation ETF	14,219	3,237,666
Vanguard Energy ETF (C)	58,093	9,154,876
Vanguard FTSE Developed Markets ETF	545,597	38,322,733
Vanguard FTSE Emerging Markets ETF (C)	197,766	11,490,205
Vanguard Global ex-U.S. Real Estate ETF	47,301	2,398,634
Vanguard Materials ETF	19,834	4,842,074
Vanguard Real Estate ETF	75,590	7,233,208
Vanguard S&P 500 ETF	76,990	48,583,770
Alternative and specialty - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	333,513	4,976,014

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $199,242,661)		$268,664,056
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,705
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	0

TOTAL COMMON STOCKS (Cost $11,582)		$27,705
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$2,851,800	720,406
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	5,040,500	1,338,351
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	4,201,400	1,176,811
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	3,354,500	991,982
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,559,342)		$4,227,550
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.5447% (G)(H)	862,447	$8,627,053

TOTAL SHORT-TERM INVESTMENTS (Cost $8,627,435)		$8,627,053
Total investments (Cost $557,843,887) - 101.1%		$747,107,602
Other assets and liabilities, net - (1.1%)		(8,474,083)
TOTAL NET ASSETS - 100.0%		$738,633,519
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.0%
Equity - 49.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,609,280	$339,115,877
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,789,521	403,648,013
Fixed income - 9.2%
Bond, Class NAV, JHSB (MIM US) (B)	4,766,080	66,153,190
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,520,145	29,146,803
Global Senior Loan ETF, JHETF (CQS) (B)	863,655	21,271,823
High Yield, Class NAV, JHBT (MIM US) (B)	6,961,509	21,232,602

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $675,111,683)		$880,568,308
UNAFFILIATED INVESTMENT COMPANIES - 38.5%
Equity - 32.2%
Fidelity Mid Cap Index Fund	3,589,306	141,849,382
Fidelity Small Cap Index Fund	2,167,883	71,214,942
iShares Global Infrastructure ETF	54,507	3,781,151
iShares MSCI Global Min Vol Factor ETF	314,443	39,368,264
Vanguard Dividend Appreciation ETF	110,545	25,171,097
Vanguard Energy ETF (C)	91,347	14,395,374
Vanguard FTSE Developed Markets ETF	1,208,860	84,910,326
Vanguard FTSE Emerging Markets ETF	278,236	16,165,512
Vanguard Global ex-U.S. Real Estate ETF	74,321	3,768,818
Vanguard Materials ETF (C)	31,025	7,574,133
Vanguard Real Estate ETF	118,760	11,364,141
Vanguard S&P 500 ETF	96,939	61,172,387
Fixed income - 5.6%
Vanguard Short-Term Corporate Bond ETF	236,042	18,930,568
Vanguard Total Bond Market ETF	862,684	64,847,956
Alternative and specialty - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	667,132	9,953,609

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $432,290,818)		$574,467,660
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	2

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	$0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	46,857
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	0

TOTAL COMMON STOCKS (Cost $19,587)		$46,857
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,459,224	1,447,019
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,085,912	9,141,709
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	9,089,633	9,277,944
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,580,709	8,869,261
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	5,810,000	1,467,690
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	10,385,300	2,757,500
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	8,656,600	2,424,712
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	6,834,000	2,020,929

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $37,555,602)		$37,406,764
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.5447% (G)(H)	361,557	3,616,655

TOTAL SHORT-TERM INVESTMENTS (Cost $3,616,720)		$3,616,655
Total investments (Cost $1,148,594,410) - 100.2%		$1,496,106,244
Other assets and liabilities, net - (0.2%)		(3,467,692)
TOTAL NET ASSETS - 100.0%		$1,492,638,552
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.5%
Equity - 37.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,711,747	$244,067,875
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,883,901	310,076,866
Fixed income - 19.2%
Bond, Class NAV, JHSB (MIM US) (B)	10,472,245	145,354,765
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,936,070	$57,430,658
Global Senior Loan ETF, JHETF (CQS) (B)	1,683,736	41,470,418
High Yield, Class NAV, JHBT (MIM US) (B)	13,583,946	41,431,037

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $682,459,465)		$839,831,619
UNAFFILIATED INVESTMENT COMPANIES - 38.7%
Equity - 25.4%
Fidelity Mid Cap Index Fund	2,629,669	103,924,509
Fidelity Small Cap Index Fund	1,555,056	51,083,581
iShares Global Infrastructure ETF	40,104	2,782,014
iShares MSCI Global Min Vol Factor ETF	368,271	46,107,529
Vanguard Dividend Appreciation ETF	131,170	29,867,409
Vanguard Energy ETF	67,417	10,624,245
Vanguard FTSE Developed Markets ETF	1,098,107	77,131,036
Vanguard FTSE Emerging Markets ETF	169,837	9,867,530
Vanguard Global ex-U.S. Real Estate ETF	54,712	2,774,446
Vanguard Materials ETF	22,896	5,589,600
Vanguard Real Estate ETF	87,161	8,340,435
Vanguard S&P 500 ETF	47,350	29,879,744
Fixed income - 12.6%
Vanguard Short-Term Bond ETF	84,741	6,717,419
Vanguard Short-Term Corporate Bond ETF	466,825	37,439,365
Vanguard Total Bond Market ETF	1,905,379	143,227,339
Alternative and specialty - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	676,989	10,100,676

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $460,700,995)		$575,456,877
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,866
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	0

TOTAL COMMON STOCKS (Cost $14,156)		$33,866
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$2,903,068	2,878,786
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	18,141,681	18,253,090
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	18,083,167	18,457,800
3	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	17,133,130	$17,709,283
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	8,716,100	2,201,813
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	15,775,500	4,188,703
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	13,149,700	3,683,228
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	10,252,500	3,031,837

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $70,609,965)		$70,404,540
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (G)(I)	130	1,298

TOTAL SHORT-TERM INVESTMENTS (Cost $1,297)		$1,298
Total investments (Cost $1,213,785,878) - 99.9%		$1,485,728,200
Other assets and liabilities, net - 0.1%		784,012
TOTAL NET ASSETS - 100.0%		$1,486,512,212
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.3%
Equity - 22.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,469,578	$47,810,789
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,790,075	64,905,515
Fixed income - 29.8%
Bond, Class NAV, JHSB (MIM US) (B)	5,559,883	77,171,171
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,548,040	29,377,768
Global Senior Loan ETF, JHETF (CQS) (B)	863,635	21,271,330
High Yield, Class NAV, JHBT (MIM US) (B)	6,977,657	21,281,853

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $227,914,975)		$261,818,426
UNAFFILIATED INVESTMENT COMPANIES - 41.3%
Equity - 19.8%
Fidelity Mid Cap Index Fund	616,908	24,380,195
Fidelity Small Cap Index Fund	317,587	10,432,719
iShares Global Infrastructure ETF	10,311	715,274
iShares MSCI Global Min Vol Factor ETF	142,696	17,865,539
Vanguard Dividend Appreciation ETF	51,365	11,695,811
Vanguard Energy ETF (C)	17,378	2,738,599
Vanguard FTSE Developed Markets ETF	264,231	18,559,585
Vanguard FTSE Emerging Markets ETF	47,264	2,746,038
Vanguard Global ex-U.S. Real Estate ETF	14,066	713,287
Vanguard Materials ETF	5,885	1,436,705
Vanguard Real Estate ETF	22,441	2,147,382
Vanguard S&P 500 ETF	9,310	5,874,982
Fixed income - 20.8%
Vanguard Short-Term Bond ETF	42,661	3,381,737
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Short-Term Corporate Bond ETF	282,425	$22,650,485
Vanguard Total Bond Market ETF	1,038,858	78,090,956
Alternative and specialty - 0.7%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	230,409	3,437,702

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $176,871,228)		$206,866,996
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,489
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	0

TOTAL COMMON STOCKS (Cost $2,716)		$6,489
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,467,602	1,455,327
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,246,023	9,302,803
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	9,141,448	9,330,834
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,732,308	9,025,958
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	1,974,000	498,661
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	3,588,000	952,684
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	2,990,800	837,722
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	2,322,300	686,743

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,891,242)		$32,090,732
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 3.5447% (G)(H)	259,968	2,600,462

TOTAL SHORT-TERM INVESTMENTS (Cost $2,600,539)		$2,600,462
Total investments (Cost $439,280,700) - 100.5%		$503,383,105
Other assets and liabilities, net - (0.5%)		(2,429,040)
TOTAL NET ASSETS - 100.0%		$500,954,065
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	4

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.4%
Equity - 9.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,106,625	$15,249,289
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,518,407	20,574,415
Fixed income - 39.9%
Bond, Class NAV, JHSB (MIM US) (B)	5,656,534	78,512,694
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,566,704	29,532,311
Global Senior Loan ETF, JHETF (CQS) (B)	867,890	21,376,131
High Yield, Class NAV, JHBT (MIM US) (B)	7,053,587	21,513,439

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $172,922,267)		$186,758,279
UNAFFILIATED INVESTMENT COMPANIES - 40.8%
Equity - 12.6%
Fidelity Mid Cap Index Fund	236,061	9,329,121
Fidelity Small Cap Index Fund	145,819	4,790,141
iShares MSCI Global Min Vol Factor ETF	46,191	5,783,113
Vanguard Dividend Appreciation ETF	15,307	3,485,404
Vanguard FTSE Developed Markets ETF (C)	171,671	12,058,171
Vanguard FTSE Emerging Markets ETF (C)	26,146	1,519,083
Vanguard S&P 500 ETF	16,767	10,580,648
Fixed income - 28.2%
Vanguard Short-Term Bond ETF	58,092	4,604,953
Vanguard Short-Term Corporate Bond ETF	268,998	21,573,639
Vanguard Total Bond Market ETF	1,072,431	80,614,638

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $140,016,181)		$154,338,911
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,302
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	0

TOTAL COMMON STOCKS (Cost $965)		$2,302
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,859,093	1,843,543
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	11,692,412	11,764,216
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	11,579,534	11,819,430
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	11,042,966	$11,414,319

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,260,502)		$36,841,508
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 3.3%
John Hancock Collateral Trust, 3.5447% (G)(H)	1,229,224	12,295,932

TOTAL SHORT-TERM INVESTMENTS (Cost $12,296,301)		$12,295,932
Total investments (Cost $361,496,216) - 103.2%		$390,236,932
Other assets and liabilities, net - (3.2%)		(12,098,687)
TOTAL NET ASSETS - 100.0%		$378,138,245
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-28-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
5	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$272,919,311	$611,921,281	$645,895,283	$238,964,217	$191,182,721
Affiliated investments, at value	474,188,291	884,184,963	839,832,917	264,418,888	199,054,211
Total investments, at value	747,107,602	1,496,106,244	1,485,728,200	503,383,105	390,236,932
Dividends and interest receivable	125,084	801,356	1,448,375	714,672	757,866
Receivable for fund shares sold	529,522	110,753	1,079,154	90,376	75,470
Receivable for investments sold	—	1,731,715	5,752,155	1,502,232	1,287,286
Receivable for securities lending income	1,848	198	301	1,787	4,211
Receivable from affiliates	—	—	—	117	210
Other assets	46,899	87,236	86,294	39,461	27,875
Total assets	747,810,955	1,498,837,502	1,494,094,479	505,731,750	392,389,850
Liabilities
Due to custodian	14,534	31,067	3,517,932	216,549	1,290,013
Payable for investments purchased	818,078	1,851,717	3,221,621	1,805,673	543,655
Payable for fund shares repurchased	62,109	1,977,373	704,597	78,696	57,192
Payable upon return of securities loaned	8,202,400	2,212,750	—	2,599,400	12,291,475
Payable to affiliates
Accounting and legal services fees	20,964	42,632	42,334	14,312	10,865
Transfer agent fees	12,520	28,700	40,456	17,310	13,578
Trustees’ fees	1,277	2,677	2,700	947	772
Other liabilities and accrued expenses	45,554	52,034	52,627	44,798	44,055
Total liabilities	9,177,436	6,198,950	7,582,267	4,777,685	14,251,605
Net assets	$738,633,519	$1,492,638,552	$1,486,512,212	$500,954,065	$378,138,245
Net assets consist of
Paid-in capital	$539,581,395	$1,128,260,567	$1,206,677,010	$444,652,589	$363,028,704
Total distributable earnings (loss)	199,052,124	364,377,985	279,835,202	56,301,476	15,109,541
Net assets	$738,633,519	$1,492,638,552	$1,486,512,212	$500,954,065	$378,138,245
Unaffiliated investments, at cost	$203,813,585	$469,866,007	$531,325,116	$208,765,186	$176,277,648
Affiliated investments, at cost	354,030,302	678,728,403	682,460,762	230,515,514	185,218,568
Total investments, at cost	557,843,887	1,148,594,410	1,213,785,878	439,280,700	361,496,216
Securities loaned, at value	$8,032,744	$2,167,618	—	$2,545,280	$12,044,728
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$151,989,040	$345,728,622	$489,810,124	$210,566,872	$163,883,908
Shares outstanding	9,454,343	23,113,909	36,633,111	17,392,921	15,049,900
Net asset value and redemption price per share	$16.08	$14.96	$13.37	$12.11	$10.89
Class R6
Net assets	$27,572,250	$60,945,992	$50,811,133	$12,935,143	$12,132,246
Shares outstanding	1,713,843	4,066,897	3,801,797	1,067,640	1,113,423
Net asset value, offering price and redemption price per share	$16.09	$14.99	$13.37	$12.12	$10.90
Class 1
Net assets	$559,072,229	$1,085,963,938	$945,890,955	$277,452,050	$202,122,091
Shares outstanding	34,788,187	72,655,221	70,809,394	22,907,331	18,555,787
Net asset value, offering price and redemption price per share	$16.07	$14.95	$13.36	$12.11	$10.89
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.93	$15.75	$14.07	$12.75	$11.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	6

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$7,417,852	$15,202,542	$15,889,374	$5,555,137	$4,465,195
Dividends from unaffiliated investments	3,129,071	7,647,409	8,706,529	3,414,664	2,729,936
Interest	97,666	568,780	1,048,508	446,731	488,153
Securities lending	4,470	7,193	6,396	4,556	10,146
Total investment income	10,649,059	23,425,924	25,650,807	9,421,088	7,693,430
Expenses
Investment management fees	731,816	1,842,186	2,205,474	887,969	773,969
Distribution and service fees	338,951	739,416	909,862	364,216	281,338
Accounting and legal services fees	62,319	127,562	127,842	43,464	33,260
Transfer agent fees	75,826	175,298	247,868	107,570	83,692
Trustees’ fees	7,632	15,836	15,734	5,418	4,225
Custodian fees	13,145	13,889	13,889	13,889	13,889
State registration fees	21,021	29,578	28,718	23,456	21,446
Printing and postage	12,006	13,906	14,166	12,135	11,942
Professional fees	30,249	41,032	41,143	27,354	25,777
Other	14,748	24,107	23,621	12,455	11,347
Total expenses	1,307,713	3,022,810	3,628,317	1,497,926	1,260,885
Less expense reductions	(6,892)	(139,462)	(296,089)	(167,905)	(184,542)
Net expenses	1,300,821	2,883,348	3,332,228	1,330,021	1,076,343
Net investment income	9,348,238	20,542,576	22,318,579	8,091,067	6,617,087
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,654,580	7,736,226	7,107,448	2,756,144	1,568,800
Affiliated investments	2,182,681	5,189,599	5,723,361	2,823,120	1,066,758
Capital gain distributions received from affiliated investments	12,004,794	19,969,176	14,946,638	3,149,828	955,028
	16,842,055	32,895,001	27,777,447	8,729,092	3,590,586
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	23,013,033	41,226,823	34,256,554	8,733,685	4,656,354
Affiliated investments	30,315,209	49,142,794	35,818,045	6,455,348	3,084,505
	53,328,242	90,369,617	70,074,599	15,189,033	7,740,859
Net realized and unrealized gain	70,170,297	123,264,618	97,852,046	23,918,125	11,331,445
Increase in net assets from operations	$79,518,535	$143,807,194	$120,170,625	$32,009,192	$17,948,532
7	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$9,348,238	$8,586,809	$20,542,576	$24,752,961	$22,318,579	$32,667,862
Net realized gain	16,842,055	23,547,009	32,895,001	39,177,535	27,777,447	30,289,134
Change in net unrealized appreciation (depreciation)	53,328,242	42,842,882	90,369,617	76,479,781	70,074,599	54,562,290
Increase in net assets resulting from operations	79,518,535	74,976,700	143,807,194	140,410,277	120,170,625	117,519,286
Distributions to shareholders
From earnings
Class A	(6,242,727)	(1,412,327)	(11,924,453)	(3,859,151)	(7,373,812)	(8,152,310)
Class R6	(1,303,937)	(474,518)	(2,417,596)	(1,042,582)	(900,722)	(1,118,648)
Class 1	(25,326,146)	(7,888,778)	(41,893,590)	(18,873,508)	(16,515,564)	(23,524,901)
Total distributions	(32,872,810)	(9,775,623)	(56,235,639)	(23,775,241)	(24,790,098)	(32,795,859)
Portfolio share transactions
From portfolio share transactions	30,209,471	9,789,932	27,319,100	(25,188,547)	4,695,901	(19,216,010)
Total increase	76,855,196	74,991,009	114,890,655	91,446,489	100,076,428	65,507,417
Net assets
Beginning of period	661,778,323	586,787,314	1,377,747,897	1,286,301,408	1,386,435,784	1,320,928,367
End of period	$738,633,519	$661,778,323	$1,492,638,552	$1,377,747,897	$1,486,512,212	$1,386,435,784
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	8

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$8,091,067	$13,037,482	$6,617,087	$12,280,868
Net realized gain	8,729,092	4,708,062	3,590,586	4,210,391
Change in net unrealized appreciation (depreciation)	15,189,033	14,558,443	7,740,859	5,033,956
Increase in net assets resulting from operations	32,009,192	32,303,987	17,948,532	21,525,215
Distributions to shareholders
From earnings
Class A	(3,591,459)	(4,389,396)	(3,059,642)	(4,263,902)
Class R6	(238,950)	(334,222)	(244,707)	(318,316)
Class 1	(5,435,697)	(8,213,412)	(4,475,809)	(7,467,399)
Total distributions	(9,266,106)	(12,937,030)	(7,780,158)	(12,049,617)
Portfolio share transactions
From portfolio share transactions	11,180,002	26,349,881	2,370,431	33,296,532
Total increase	33,923,088	45,716,838	12,538,805	42,772,130
Net assets
Beginning of period	467,030,977	421,314,139	365,599,440	322,827,310
End of period	$500,954,065	$467,030,977	$378,138,245	$365,599,440
9	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
02-28-2026[5]	15.03	0.19	1.56	1.75	(0.18)	(0.52)	(0.70)	16.08	11.88[6,7]	0.67[8]	0.66[8]	1.36[8]	152	6
08-31-2025	13.56	0.15	1.51	1.66	(0.16)	(0.03)	(0.19)	15.03	12.40[7]	0.68	0.68	1.11	126	20
08-31-2024	11.48	0.15	2.12	2.27	(0.19)	—	(0.19)	13.56	19.95[7]	0.70	0.70	1.27	94	17
08-31-2023	11.86	0.11	0.88	0.99	(0.11)	(1.26)	(1.37)	11.48	9.69[7]	0.71	0.70	0.98	62	16
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[7]	0.68	0.68	0.69	43	91
08-31-2021[9]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[6,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
02-28-2026[5]	15.07	0.22	1.56	1.78	(0.24)	(0.52)	(0.76)	16.09	12.06[6]	0.26[8]	0.26[8]	1.70[8]	28	6
08-31-2025	13.59	0.22	1.50	1.72	(0.21)	(0.03)	(0.24)	15.07	12.89	0.28	0.27	1.62	27	20
08-31-2024	11.50	0.21	2.11	2.32	(0.23)	—	(0.23)	13.59	20.46	0.29	0.29	1.69	25	17
08-31-2023	11.88	0.16	0.88	1.04	(0.16)	(1.26)	(1.42)	11.50	10.16	0.30	0.29	1.42	17	16
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
Class 1
02-28-2026[5]	15.05	0.21	1.56	1.77	(0.23)	(0.52)	(0.75)	16.07	12.03[6]	0.31[8]	0.31[8]	1.67[8]	559	6
08-31-2025	13.57	0.20	1.52	1.72	(0.21)	(0.03)	(0.24)	15.05	12.87	0.32	0.32	1.48	509	20
08-31-2024	11.48	0.21	2.11	2.32	(0.23)	—	(0.23)	13.57	20.45	0.34	0.33	1.73	467	17
08-31-2023	11.87	0.16	0.86	1.02	(0.15)	(1.26)	(1.41)	11.48	10.02	0.34	0.34	1.45	412	16
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	10

Financial highlights continued
Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
02-28-2026[5]	14.06	0.19	1.25	1.44	(0.24)	(0.30)	(0.54)	14.96	10.42[6,7]	0.71[8]	0.69[8]	1.77[8]	346	7
08-31-2025	12.88	0.21	1.17	1.38	(0.20)	—	(0.20)	14.06	10.90[7]	0.72	0.70	1.58	299	22
08-31-2024	11.11	0.20	1.78	1.98	(0.21)	—	(0.21)	12.88	18.05[7]	0.74	0.73	1.69	231	26
08-31-2023	11.57	0.15	0.65	0.80	(0.17)	(1.09)	(1.26)	11.11	7.95[7]	0.75	0.75	1.41	154	15
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[7]	0.73	0.73	1.14	85	74
08-31-2021[9]	13.73	—[10]	0.59	0.59	—	—	—	14.32	4.30[6,7]	0.70[8]	0.70[8]	0.06[8]	20	22
Class R6
02-28-2026[5]	14.11	0.22	1.26	1.48	(0.30)	(0.30)	(0.60)	14.99	10.66[6]	0.30[8]	0.28[8]	2.21[8]	61	7
08-31-2025	12.92	0.27	1.17	1.44	(0.25)	—	(0.25)	14.11	11.38	0.31	0.30	2.04	59	22
08-31-2024	11.15	0.24	1.79	2.03	(0.26)	—	(0.26)	12.92	18.43	0.33	0.32	2.03	48	26
08-31-2023	11.60	0.21	0.65	0.86	(0.22)	(1.09)	(1.31)	11.15	8.51	0.34	0.34	1.88	28	15
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
Class 1
02-28-2026[5]	14.07	0.21	1.26	1.47	(0.29)	(0.30)	(0.59)	14.95	10.64[6]	0.35[8]	0.33[8]	2.09[8]	1,086	7
08-31-2025	12.89	0.26	1.17	1.43	(0.25)	—	(0.25)	14.07	11.33	0.36	0.34	1.99	1,020	22
08-31-2024	11.12	0.25	1.77	2.02	(0.25)	—	(0.25)	12.89	18.44	0.37	0.36	2.16	1,007	26
08-31-2023	11.58	0.21	0.63	0.84	(0.21)	(1.09)	(1.30)	11.12	8.39	0.39	0.39	1.89	903	15
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $0.005 per share.
11	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
02-28-2026[5]	12.51	0.19	0.88	1.07	(0.20)	(0.01)	(0.21)	13.37	8.61[6,7]	0.76[8]	0.71[8]	2.27[8]	490	7
08-31-2025	11.74	0.26	0.77	1.03	(0.26)	—	(0.26)	12.51	8.98[7]	0.77	0.73	2.18	424	24
08-31-2024	10.40	0.25	1.33	1.58	(0.24)	—	(0.24)	11.74	15.47[7]	0.79	0.77	2.27	338	38
08-31-2023	10.82	0.19	0.39	0.58	(0.21)	(0.79)	(1.00)	10.40	6.08[7]	0.80	0.80	1.90	232	15
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[7]	0.79	0.79	1.62	126	58
08-31-2021[9]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[6,7]	0.76[8]	0.76[8]	0.55[8]	28	32
Class R6
02-28-2026[5]	12.51	0.21	0.88	1.09	(0.22)	(0.01)	(0.23)	13.37	8.75[6]	0.35[8]	0.31[8]	2.69[8]	51	7
08-31-2025	11.74	0.31	0.77	1.08	(0.31)	—	(0.31)	12.51	9.43	0.36	0.33	2.63	47	24
08-31-2024	10.40	0.28	1.35	1.63	(0.29)	—	(0.29)	11.74	15.93	0.38	0.36	2.59	39	38
08-31-2023	10.82	0.24	0.38	0.62	(0.25)	(0.79)	(1.04)	10.40	6.53	0.40	0.40	2.35	21	15
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
Class 1
02-28-2026[5]	12.50	0.21	0.88	1.09	(0.22)	(0.01)	(0.23)	13.36	8.81[6]	0.40[8]	0.36[8]	2.60[8]	946	7
08-31-2025	11.73	0.31	0.77	1.08	(0.31)	—	(0.31)	12.50	9.38	0.40	0.37	2.59	916	24
08-31-2024	10.39	0.29	1.33	1.62	(0.28)	—	(0.28)	11.73	15.90	0.42	0.40	2.71	944	38
08-31-2023	10.82	0.25	0.36	0.61	(0.25)	(0.79)	(1.04)	10.39	6.40	0.44	0.44	2.38	881	15
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	12

Financial highlights continued
Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
02-28-2026[5]	11.56	0.18	0.58	0.76	(0.21)	—[6]	(0.21)	12.11	6.66[7,8]	0.83[9]	0.76[9]	2.76[9]	211	10
08-31-2025	11.08	0.31	0.48	0.79	(0.31)	—	(0.31)	11.56	7.28[8]	0.84	0.78	2.77	184	23
08-31-2024	10.08	0.29	0.99	1.28	(0.28)	—	(0.28)	11.08	12.96[8]	0.86	0.82	2.81	143	47
08-31-2023	10.25	0.24	0.20	0.44	(0.24)	(0.37)	(0.61)	10.08	4.68[8]	0.88	0.86	2.38	102	20
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[8]	0.87	0.86	2.04	55	45
08-31-2021[10]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[7,8]	0.85[9]	0.84[9]	0.97[9]	15	34
Class R6
02-28-2026[5]	11.56	0.21	0.59	0.80	(0.24)	—[6]	(0.24)	12.12	6.97[7]	0.43[9]	0.36[9]	3.14[9]	13	10
08-31-2025	11.08	0.35	0.48	0.83	(0.35)	—	(0.35)	11.56	7.72	0.43	0.37	3.19	11	23
08-31-2024	10.08	0.34	0.98	1.32	(0.32)	—	(0.32)	11.08	13.41	0.45	0.41	3.25	9	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.12	0.48	0.46	2.81	7	20
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
Class 1
02-28-2026[5]	11.56	0.20	0.58	0.78	(0.23)	—[6]	(0.23)	12.11	6.85[7]	0.47[9]	0.41[9]	3.09[9]	277	10
08-31-2025	11.08	0.35	0.48	0.83	(0.35)	—	(0.35)	11.56	7.67	0.47	0.42	3.15	271	23
08-31-2024	10.08	0.33	0.99	1.32	(0.32)	—	(0.32)	11.08	13.37	0.49	0.45	3.22	269	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.07	0.52	0.50	2.84	238	20
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Less than $(0.005) per share.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 4-26-21.
13	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
02-28-2026[5]	10.60	0.18	0.32	0.50	(0.21)	—[6]	(0.21)	10.89	4.81[7,8]	0.89[9]	0.79[9]	3.23[9]	164	10
08-31-2025	10.33	0.35	0.27	0.62	(0.35)	—	(0.35)	10.60	6.12[8]	0.90	0.81	3.38	148	25
08-31-2024	9.63	0.33	0.69	1.02	(0.32)	—	(0.32)	10.33	10.76[8]	0.92	0.86	3.35	116	63
08-31-2023	9.71	0.28	0.06	0.34	(0.29)	(0.13)	(0.42)	9.63	3.66[8]	0.95	0.92	2.89	90	26
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[8]	0.94	0.92	2.54	60	28
08-31-2021[10]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[7,8]	0.93[9]	0.91[9]	1.53[9]	11	43
Class R6
02-28-2026[5]	10.61	0.20	0.33	0.53	(0.24)	—[6]	(0.24)	10.90	5.01[7]	0.49[9]	0.39[9]	3.67[9]	12	10
08-31-2025	10.34	0.39	0.27	0.66	(0.39)	—	(0.39)	10.61	6.55	0.49	0.40	3.79	10	25
08-31-2024	9.64	0.37	0.69	1.06	(0.36)	—	(0.36)	10.34	11.20	0.51	0.45	3.75	7	63
08-31-2023	9.72	0.31	0.07	0.38	(0.33)	(0.13)	(0.46)	9.64	4.09	0.54	0.51	3.24	7	26
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
Class 1
02-28-2026[5]	10.60	0.20	0.32	0.52	(0.23)	—[6]	(0.23)	10.89	5.00[7]	0.53[9]	0.43[9]	3.60[9]	202	10
08-31-2025	10.33	0.39	0.26	0.65	(0.38)	—	(0.38)	10.60	6.51	0.53	0.45	3.75	208	25
08-31-2024	9.63	0.37	0.68	1.05	(0.35)	—	(0.35)	10.33	11.16	0.56	0.50	3.74	200	63
08-31-2023	9.71	0.31	0.06	0.37	(0.32)	(0.13)	(0.45)	9.63	4.04	0.59	0.56	3.28	189	26
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-26. Unaudited.
[6] Less than $(0.005) per share.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
15	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$465,561,238	$465,561,238	—	—
Unaffiliated investment companies	268,664,056	268,664,056	—	—
Common stocks	27,705	—	—	$27,705
U.S. Government and Agency obligations	4,227,550	—	$4,227,550	—
Short-term investments	8,627,053	8,627,053	—	—
Total investments in securities	$747,107,602	$742,852,347	$4,227,550	$27,705

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$880,568,308	$880,568,308	—	—
Unaffiliated investment companies	574,467,660	574,467,660	—	—
Common stocks	46,857	—	—	$46,857
U.S. Government and Agency obligations	37,406,764	—	$37,406,764	—
Short-term investments	3,616,655	3,616,655	—	—
Total investments in securities	$1,496,106,244	$1,458,652,623	$37,406,764	$46,857

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$839,831,619	$839,831,619	—	—
Unaffiliated investment companies	575,456,877	575,456,877	—	—
Common stocks	33,866	—	—	$33,866
U.S. Government and Agency obligations	70,404,540	—	$70,404,540	—
Short-term investments	1,298	1,298	—	—
Total investments in securities	$1,485,728,200	$1,415,289,794	$70,404,540	$33,866

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$261,818,426	$261,818,426	—	—
Unaffiliated investment companies	206,866,996	206,866,996	—	—
Common stocks	6,489	—	—	$6,489
U.S. Government and Agency obligations	32,090,732	—	$32,090,732	—
Short-term investments	2,600,462	2,600,462	—	—
Total investments in securities	$503,383,105	$471,285,884	$32,090,732	$6,489

| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	16

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$186,758,279	$186,758,279	—	—
Unaffiliated investment companies	154,338,911	154,338,911	—	—
Common stocks	2,302	—	—	$2,302
U.S. Government and Agency obligations	36,841,508	—	$36,841,508	—
Short-term investments	12,295,932	12,295,932	—	—
Total investments in securities	$390,236,932	$353,393,122	$36,841,508	$2,302
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2026:
Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Aggressive Portfolio	$8,032,744	$8,202,400
Lifestyle Blend Growth Portfolio	2,167,618	2,212,750
Lifestyle Blend Moderate Portfolio	2,545,280	2,599,400
17	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Conservative Portfolio	$12,044,728	$12,291,475
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 28, 2026 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$1,583
Lifestyle Blend Growth Portfolio	3,316
Lifestyle Blend Balanced Portfolio	3,335
Lifestyle Blend Moderate Portfolio	1,126
Lifestyle Blend Conservative Portfolio	880
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Lifestyle Blend Balanced Portfolio	—	$11,053,762
Lifestyle Blend Moderate Portfolio	—	11,895,936
Lifestyle Blend Conservative Portfolio	—	12,887,802
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$562,791,008	$184,677,639	$(361,045)	$184,316,594
Lifestyle Blend Growth Portfolio	1,159,035,729	338,081,284	(1,010,769)	337,070,515
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	18

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Balanced Portfolio	$1,224,002,906	$263,620,434	$(1,895,140)	$261,725,294
Lifestyle Blend Moderate Portfolio	444,734,740	59,270,691	(622,326)	58,648,365
Lifestyle Blend Conservative Portfolio	366,849,607	23,742,250	(354,925)	23,387,325
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other portfolios generally declare and pay dividends from net investment income annually. All portfolios generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. For Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Conservative Portfolio and Lifestyle Blend Moderate Portfolio, this agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. For Lifestyle Blend Balanced Portfolio and Lifestyle Blend Growth Portfolio, this agreement expired on December 31, 2025.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
19	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

For the six months ended February 28, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$1,361	$273	$5,258	$6,892
Lifestyle Blend Growth Portfolio	31,401	5,695	102,366	139,462
Lifestyle Blend Balanced Portfolio	94,397	10,075	191,617	296,089
Lifestyle Blend Moderate Portfolio	68,528	4,137	95,240	167,905
Lifestyle Blend Conservative Portfolio	76,532	5,519	102,491	184,542
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.21%
Lifestyle Blend Growth Portfolio	0.24%
Lifestyle Blend Balanced Portfolio	0.27%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.30%
Lifestyle Blend Conservative Portfolio	0.32%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Lifestyle Blend Aggressive Portfolio	$6,893	$1,151	$5,742
Lifestyle Blend Growth Portfolio	4,276	713	3,563
Lifestyle Blend Balanced Portfolio	10,212	1,698	8,514
Lifestyle Blend Moderate Portfolio	2,796	494	2,302
Lifestyle Blend Conservative Portfolio	2,108	329	1,779
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Lifestyle Blend Aggressive Portfolio	$202
Lifestyle Blend Growth Portfolio	79
Lifestyle Blend Balanced Portfolio	14
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	20

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$206,998	$75,121
	Class R6	—	705
	Class 1	131,953	—
	Total	$338,951	$75,826
Lifestyle Blend Growth Portfolio	Class A	$479,028	$173,795
	Class R6	—	1,503
	Class 1	260,388	—
	Total	$739,416	$175,298
Lifestyle Blend Balanced Portfolio	Class A	$679,713	$246,611
	Class R6	—	1,257
	Class 1	230,149	—
	Total	$909,862	$247,868
Lifestyle Blend Moderate Portfolio	Class A	$295,620	$107,261
	Class R6	—	309
	Class 1	68,596	—
	Total	$364,216	$107,570
Lifestyle Blend Conservative Portfolio	Class A	$229,925	$83,404
	Class R6	—	288
	Class 1	51,413	—
	Total	$281,338	$83,692
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
Lifestyle Blend Aggressive Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,970,250	$30,809,682	3,881,106	$53,627,318
Distributions reinvested	408,286	6,242,691	105,539	1,412,106
Repurchased	(1,274,906)	(19,913,037)	(2,556,224)	(35,252,216)
Net increase	1,103,630	$17,139,336	1,430,421	$19,787,208
Class R6 shares
Sold	117,658	$1,840,310	386,258	$5,276,685
Distributions reinvested	85,280	1,303,937	35,465	474,518
Repurchased	(302,158)	(4,722,508)	(485,217)	(6,441,654)
Net decrease	(99,220)	$(1,578,261)	(63,494)	$(690,451)
Class 1 shares
Sold	1,317,966	$20,703,249	2,674,860	$36,771,054
Distributions reinvested	1,657,470	25,326,146	590,036	7,888,778
Repurchased	(2,012,606)	(31,380,999)	(3,881,780)	(53,966,657)
Net increase (decrease)	962,830	$14,648,396	(616,884)	$(9,306,825)
Total net increase	1,967,240	$30,209,471	750,043	$9,789,932

21	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Lifestyle Blend Growth Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,605,495	$52,443,935	8,770,139	$114,680,906
Distributions reinvested	833,008	11,920,343	304,210	3,854,345
Repurchased	(2,605,299)	(37,886,991)	(5,765,261)	(75,160,187)
Net increase	1,833,204	$26,477,287	3,309,088	$43,375,064
Class R6 shares
Sold	488,555	$7,119,213	912,875	$11,945,904
Distributions reinvested	168,827	2,417,596	82,223	1,042,582
Repurchased	(745,942)	(10,824,904)	(535,965)	(6,886,966)
Net increase (decrease)	(88,560)	$(1,288,095)	459,133	$6,101,520
Class 1 shares
Sold	2,187,367	$31,754,946	3,239,645	$42,447,936
Distributions reinvested	2,931,672	41,893,590	1,491,977	18,873,508
Repurchased	(4,922,024)	(71,518,628)	(10,393,642)	(135,986,575)
Net increase (decrease)	197,015	$2,129,908	(5,662,020)	$(74,665,131)
Total net increase (decrease)	1,941,659	$27,319,100	(1,893,799)	$(25,188,547)

Lifestyle Blend Balanced Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,137,279	$79,228,236	13,130,880	$155,077,163
Distributions reinvested	573,339	7,369,319	696,649	8,143,167
Repurchased	(3,952,780)	(51,055,362)	(8,696,947)	(102,505,773)
Net increase	2,757,838	$35,542,193	5,130,582	$60,714,557
Class R6 shares
Sold	409,090	$5,267,367	1,051,520	$12,528,134
Distributions reinvested	70,167	900,722	95,809	1,118,648
Repurchased	(404,814)	(5,219,799)	(735,964)	(8,631,295)
Net increase	74,443	$948,290	411,365	$5,015,487
Class 1 shares
Sold	1,739,536	$22,280,894	3,952,125	$46,990,592
Distributions reinvested	1,287,474	16,515,564	2,015,256	23,524,901
Repurchased	(5,485,932)	(70,591,040)	(13,192,069)	(155,461,547)
Net decrease	(2,458,922)	$(31,794,582)	(7,224,688)	$(84,946,054)
Total net increase (decrease)	373,359	$4,695,901	(1,682,741)	$(19,216,010)

Lifestyle Blend Moderate Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,977,763	$35,145,623	6,121,931	$67,866,804
Distributions reinvested	305,914	3,590,847	398,424	4,385,232
Repurchased	(1,835,919)	(21,713,937)	(3,479,688)	(38,456,484)
Net increase	1,447,758	$17,022,533	3,040,667	$33,795,552
Class R6 shares
Sold	233,053	$2,746,271	246,029	$2,729,364
Distributions reinvested	20,360	238,950	30,363	334,222
Repurchased	(167,644)	(1,979,294)	(106,033)	(1,173,607)
Net increase	85,769	$1,005,927	170,359	$1,889,979
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	22

Lifestyle Blend Moderate Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,824,311	$21,439,243	2,368,390	$26,197,388
Distributions reinvested	463,193	5,435,697	745,907	8,213,412
Repurchased	(2,855,982)	(33,723,398)	(3,951,151)	(43,746,450)
Net decrease	(568,478)	$(6,848,458)	(836,854)	$(9,335,650)
Total net increase	965,049	$11,180,002	2,374,172	$26,349,881

Lifestyle Blend Conservative Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,452,486	$26,328,782	5,455,229	$56,107,124
Distributions reinvested	285,757	3,047,694	413,352	4,239,914
Repurchased	(1,618,079)	(17,370,569)	(3,124,611)	(32,160,094)
Net increase	1,120,164	$12,005,907	2,743,970	$28,186,944
Class R6 shares
Sold	297,077	$3,179,991	263,294	$2,689,571
Distributions reinvested	22,934	244,707	31,039	318,316
Repurchased	(114,034)	(1,221,319)	(108,042)	(1,104,101)
Net increase	205,977	$2,203,379	186,291	$1,903,786
Class 1 shares
Sold	940,988	$10,086,977	3,335,368	$34,324,251
Distributions reinvested	419,702	4,475,809	728,348	7,467,399
Repurchased	(2,457,566)	(26,401,641)	(3,749,726)	(38,585,848)
Net increase (decrease)	(1,096,876)	$(11,838,855)	313,990	$3,205,802
Total net increase	229,265	$2,370,431	3,244,251	$33,296,532
Affiliates of the Trust owned 100% of shares of Class 1 on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$537,260	$61,532,820	$490,854	$43,058,047
Lifestyle Blend Growth Portfolio	7,963,117	104,148,637	6,047,733	95,137,678
Lifestyle Blend Balanced Portfolio	14,623,867	101,579,113	11,469,200	88,314,000
Lifestyle Blend Moderate Portfolio	6,860,985	52,885,424	4,951,780	41,745,332
Lifestyle Blend Conservative Portfolio	7,093,169	33,727,082	6,040,357	32,751,241
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	8.0%
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	6.6%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	6.2%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
23	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	143,074	$7,061,922	$1,807,472	$(6,969,108)	$146,953	$(61,373)	$74,557	—	$1,985,866
Emerging Markets Debt	462,057	3,296,679	931,488	(532,980)	30,263	100,382	102,463	—	3,825,832
High Yield	625,246	1,654,024	515,646	(244,588)	3,561	(21,644)	59,342	—	1,906,999
International Strategic Equity Allocation	15,308,613	176,140,193	11,930,570	(7,403,583)	1,363,535	28,921,972	5,287,026	—	210,952,687
John Hancock Collateral Trust*	862,447	1,367,287	73,961,511	(66,701,287)	(40)	(418)	7,979	—	8,627,053
U.S. Sector Rotation	18,220,653	227,731,323	24,927,020	(7,783,188)	638,409	1,376,290	1,890,955	$12,004,794	246,889,854
					$2,182,681	$30,315,209	$7,422,322	$12,004,794	$474,188,291
Lifestyle Blend Growth Portfolio
Bond	4,766,080	$63,036,860	$6,665,196	$(4,729,272)	$8,734	$1,171,672	$1,527,086	—	$66,153,190
Emerging Markets Debt	3,520,145	26,452,481	2,357,859	(685,644)	49,794	972,313	802,633	—	29,146,803
Global Senior Loan ETF	863,655	19,907,234	1,864,006	(188,794)	(1,351)	(309,272)	568,251	—	21,271,823
High Yield	6,961,509	18,336,664	3,137,621	(42,357)	(178)	(199,148)	651,306	—	21,232,602
International Strategic Equity Allocation	24,609,280	288,544,216	15,785,973	(14,187,970)	2,636,612	46,337,046	8,500,250	—	339,115,877
John Hancock Collateral Trust*	361,557	9,111,779	145,648,347	(151,144,196)	1,597	(872)	14,730	—	3,616,655
U.S. Sector Rotation	29,789,521	389,030,694	31,362,248	(20,410,375)	2,494,391	1,171,055	3,145,479	$19,969,176	403,648,013
					$5,189,599	$49,142,794	$15,209,735	$19,969,176	$884,184,963
Lifestyle Blend Balanced Portfolio
Bond	10,472,245	$136,809,789	$8,836,440	$(2,848,640)	$(36,345)	$2,593,521	$3,401,462	—	$145,354,765
Emerging Markets Debt	6,936,070	53,094,064	3,153,811	(866,043)	65,955	1,982,871	1,608,409	—	57,430,658
Global Senior Loan ETF	1,683,736	40,125,593	3,364,986	(1,402,848)	(10,548)	(606,765)	1,140,838	—	41,470,418
High Yield	13,583,946	36,757,429	5,286,173	(212,655)	2,085	(401,995)	1,302,719	—	41,431,037
International Strategic Equity Allocation	17,711,747	207,880,634	16,797,795	(15,669,942)	3,061,801	31,997,587	6,075,500	—	244,067,875
John Hancock Collateral Trust*	130	3,024,811	174,322,044	(177,347,017)	1,478	(18)	12,497	—	1,298
U.S. Sector Rotation	22,883,901	294,510,785	26,602,585	(13,928,283)	2,638,935	252,844	2,354,345	$14,946,638	310,076,866
					$5,723,361	$35,818,045	$15,895,770	$14,946,638	$839,832,917
Lifestyle Blend Moderate Portfolio
Bond	5,559,883	$71,505,300	$6,387,237	$(2,064,576)	$21,935	$1,321,275	$1,799,946	—	$77,171,171
Emerging Markets Debt	3,548,040	27,076,318	2,348,952	(1,098,624)	82,397	968,725	824,423	—	29,377,768
Global Senior Loan ETF	863,635	20,429,700	2,588,821	(1,433,486)	(10,105)	(303,600)	581,844	—	21,271,330
High Yield	6,977,657	18,732,226	3,373,255	(619,757)	5,820	(209,691)	671,307	—	21,281,853
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	24

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,469,578	$40,248,006	$7,016,809	$(6,237,476)	$1,277,490	$5,505,960	$1,178,060	—	$47,810,789
John Hancock Collateral Trust*	259,968	952,827	155,549,999	(153,903,558)	1,286	(92)	7,962	—	2,600,462
U.S. Sector Rotation	4,790,075	60,736,815	11,433,593	(7,881,961)	1,444,297	(827,229)	496,151	$3,149,828	64,905,515
					$2,823,120	$6,455,348	$5,559,693	$3,149,828	$264,418,888
Lifestyle Blend Conservative Portfolio
Bond	5,656,534	$76,046,951	$5,466,284	$(4,414,232)	$48,457	$1,365,234	$1,852,410	—	$78,512,694
Emerging Markets Debt	3,566,704	28,561,342	2,097,655	(2,204,772)	150,597	927,489	841,127	—	29,532,311
Global Senior Loan ETF	867,890	21,662,357	1,895,741	(1,863,152)	(12,184)	(306,631)	593,424	—	21,376,131
High Yield	7,053,587	19,754,831	3,140,936	(1,175,038)	10,577	(217,867)	686,115	—	21,513,439
International Strategic Equity Allocation	1,106,625	11,673,979	3,829,580	(2,241,436)	487,623	1,499,543	339,312	—	15,249,289
John Hancock Collateral Trust*	1,229,224	1,927	94,945,774	(82,651,307)	(90)	(372)	12,520	—	12,295,932
U.S. Sector Rotation	1,518,407	18,776,314	4,199,432	(2,600,218)	381,778	(182,891)	150,433	$955,028	20,574,415
					$1,066,758	$3,084,505	$4,475,341	$955,028	$199,054,211

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
25	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244537	MILSA2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 7, 2026